CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY (Parenthetical) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Payments of stock issuance costs	$ 5,571,000	$ 8,403,000	$ 8,403,000	$ 4,700	$ 7,000